Inventories (Tables)	6 Months Ended
Jun. 30, 2023
Inventories.
Summary of total inventories

	30 June	31 December	1 January
US$ thousand	2023	2022	2022
Current
Supplies and consumables	14,685	—	—
Work in progress	717	—	—
Finished goods	6,891	—	—
Total current	22,293	—	—

Non-current
Supplies and consumables	315	—	—
Total non-current	315	—	—
Total inventories	22,608	—	—